UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09243
                                                     ---------

                            The Gabelli Utility Trust
             -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -----------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: June 30, 2006
                                               --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                   [LOGO]
                                                                   THE GABELLI
                                                                   UTILITY TRUST

                            THE GABELLI UTILITY TRUST

                               Semi-Annual Report
                                 June 30, 2006

TO OUR SHAREHOLDERS,

      During the second quarter of 2006, The Gabelli Utility Trust's (the "Fund") total return was 3.6% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Utility Index rose 5.7% and the Lipper Utility Fund Average rose 3.8%. For the six month period ended June 30, 2006, the Fund's NAV total return was 8.7% versus gains of 4.5% and 6.9% for the S&P 500 Utility Index and the Lipper Utility Fund Average, respectively. The Fund's market price on June 30, 2006 was $8.76, which equates to a 21.5% premium to its NAV of $7.21. The Fund's market price declined 1.3% and 1.4% for the second quarter and the six month period ended June 30, 2006, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.

COMPARATIVE RESULTS

--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                ------------------------------------------------

                                                                                                     SINCE
                                                         YEAR TO                                   INCEPTION
                                               QUARTER    DATE     1 YEAR    3 YEAR       5 YEAR    (7/9/99)
                                               -------    ----     ------    ------       ------    --------
GABELLI UTILITY TRUST
  NAV RETURN (b) ........................       3.60%     8.67%      7.13%    12.87%       8.16%       9.43%
  INVESTMENT RETURN (c) .................      (1.34)    (1.41)     (3.72)     4.31        7.61       10.83
S&P 500 Utility Index ...................       5.69      4.47       5.92     17.67        1.26        3.97
Lipper Utility Fund Average .............       3.80      6.91      10.57     17.77        3.97        4.17

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 UTILITY INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV, REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS, AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $7.50.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $7.50.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

                            THE GABELLI UTILITY TRUST
                   SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2006:

Energy and Utilities: Electric Integrated ..........................       44.0%
Repurchase Agreements ..............................................        9.2%
Energy and Utilities: Natural Gas Utilities ........................        8.4%
Energy and Utilities:
  Electric Transmission and Distribution ...........................        8.3%
Energy and Utilities: Natural Gas Integrated .......................        6.3%
Telecommunications .................................................        5.8%
Cable and Satellite ................................................        3.5%
Energy and Utilities: Global Utilities .............................        3.2%
Energy and Utilities: Water ........................................        3.0%
Energy and Utilities: Merchant Energy ..............................        1.9%
Diversified Industrial .............................................        1.5%
Entertainment ......................................................        0.9%
Wireless Communications ............................................        0.9%
Energy and Utilities: Oil ..........................................        0.7%
Communications Equipment ...........................................        0.7%
Transportation .....................................................        0.4%
Energy and Utilities: Services .....................................        0.3%
Metals and Mining ..................................................        0.2%
Aerospace ..........................................................        0.2%
Aviation: Parts and Services .......................................        0.2%
Energy and Utilities: Alternative Energy ...........................        0.2%
Equipment and Supplies .............................................        0.1%
Real Estate ........................................................        0.1%
Agriculture ........................................................        0.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

THE UTILITY TRUST (THE "FUND") FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 15, 2006 - FINAL RESULTS

      The  Annual  Meeting  of  Shareholders  was  held on May  15,  2006 at the
Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders voting together as a single class elected John D. Gabelli and Anthony R. Pustorino as Trustees of the Fund. There were 27,373,592 votes and 27,356,738 votes cast in favor of each Trustee and 505,450 votes and 522,305 votes withheld, respectively. In addition, preferred shareholders voting as a separate class elected James P. Conn as a Trustee. There were 1,072,881 votes cast in favor of Mr. Conn and 11,081 votes withheld.

      Mario J. Gabelli, Thomas E. Bratter, Anthony J. Colavita, Vincent D. Enright, Frank J. Fahrenkopf, Jr., Robert J. Morrissey, and Salvatore J. Zizza continue to serve in their capacities as Trustees.

      We thank you for your participation and appreciate your continued support.

                         THE GABELLI UTILITY TRUST
                          SCHEDULE OF INVESTMENTS
                         JUNE 30, 2006 (UNAUDITED)

                                                                                                    MARKET
  SHARES                                                                            COST             VALUE
---------                                                                       ------------     ------------
            COMMON STOCKS -- 89.1%
            AEROSPACE -- 0.2%
   65,000   Rolls-Royce Group plc+ .........................................    $    513,387     $    497,624
                                                                                ------------     ------------
            AGRICULTURE -- 0.0%
      800   Cadiz Inc.+ ....................................................           3,000           13,608
                                                                                ------------     ------------
            AVIATION: PARTS AND SERVICES -- 0.2%
    6,000   Sequa Corp., Cl. A+ ............................................         371,619          489,000
                                                                                ------------     ------------
            CABLE AND SATELLITE -- 3.5%
  100,000   Cablevision Systems Corp.,
              Cl. A+ .......................................................       1,668,308        2,145,000
    5,000   Cogeco Cable Inc. ..............................................         105,008           93,523
   20,000   Cogeco Inc. ....................................................         389,461          358,327
   12,000   Comcast Corp., Cl. A+ ..........................................         387,350          392,880
  150,000   DIRECTV Group Inc.+ ............................................       2,435,609        2,475,000
   60,000   EchoStar Communications
              Corp., Cl. A+ ................................................       1,873,736        1,848,600
   35,000   Liberty Global Inc., Cl. A+ ....................................         739,454          752,500
   20,000   Liberty Global Inc., Cl. C+ ....................................         421,966          411,400
   20,000   Rogers Communications
              Inc., Cl. B ..................................................         553,618          808,000
                                                                                ------------     ------------
                                                                                   8,574,510        9,285,230
                                                                                ------------     ------------
            COMMUNICATIONS EQUIPMENT -- 0.7%
  280,000   Furukawa Electric Co. Ltd. .....................................       1,441,034        1,810,556
                                                                                ------------     ------------
            DIVERSIFIED INDUSTRIAL -- 1.5%
   18,000   Catalytica Energy Systems Inc.+ ................................         149,778           25,560
   15,000   Cooper Industries Ltd., Cl. A ..................................       1,128,452        1,393,800
   75,000   General Electric Co. ...........................................       2,510,140        2,472,000
                                                                                ------------     ------------
                                                                                   3,788,370        3,891,360
                                                                                ------------     ------------
            ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.2%
   12,000   Ormat Technologies Inc. ........................................         180,000          457,800
                                                                                ------------     ------------
            ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 44.0%
  355,000   Allegheny Energy Inc.+ .........................................       8,225,284       13,159,850
   24,000   ALLETE Inc. ....................................................         749,469        1,136,400
   75,000   Alliant Energy Corp. ...........................................       1,824,383        2,572,500
   20,000   Ameren Corp. ...................................................         892,320        1,010,000
   60,000   American Electric
              Power Co. Inc. ...............................................       1,918,567        2,055,000
  500,000   Aquila Inc.+ ...................................................       1,515,272        2,105,000
    6,000   Avista Corp. ...................................................         106,558          136,980
   35,000   Black Hills Corp. ..............................................       1,060,967        1,201,550
   30,000   Cleco Corp. ....................................................         570,612          697,500
  190,000   CMS Energy Corp.+ ..............................................       1,473,074        2,458,600
   76,000   Constellation Energy Group .....................................       4,076,214        4,143,520
    3,000   Dominion Resources Inc. ........................................         152,527          224,370
  160,000   DPL Inc. .......................................................       3,365,523        4,288,000
   24,000   DTE Energy Co. .................................................         978,366          977,760
  240,000   Duke Energy Corp. ..............................................       5,000,875        7,048,800

                                                                                                    MARKET
  SHARES                                                                            COST             VALUE
---------                                                                       ------------     ------------
   90,000   Edison International ...........................................    $  3,861,403     $  3,510,000
  200,000   El Paso Electric Co.+ ..........................................       2,637,085        4,032,000
   12,000   Empire District Electric Co. ...................................         245,171          246,600
    3,000   Entergy Corp. ..................................................          84,249          212,250
   55,979   FirstEnergy Corp. ..............................................       2,290,333        3,034,622
  131,850   Florida Public Utilities Co. ...................................       1,133,947        1,659,991
  130,000   FPL Group Inc. .................................................       5,340,409        5,379,400
  105,000   Great Plains Energy Inc. .......................................       3,272,186        2,925,300
   59,100   Green Mountain Power Corp. .....................................       1,504,083        2,008,809
   50,000   Hawaiian Electric
              Industries Inc. ..............................................       1,321,257        1,395,500
   20,000   Kerr-McGee Corp. ...............................................       1,377,293        1,387,000
   64,000   Maine & Maritimes Corp. ........................................       2,029,678          998,400
   66,000   MGE Energy Inc. ................................................       1,951,270        2,055,900
   45,000   NiSource Inc. ..................................................         970,021          982,800
   40,000   NorthWestern Corp. .............................................       1,394,356        1,374,000
  101,000   OGE Energy Corp. ...............................................       2,429,411        3,538,030
   25,000   Otter Tail Corp. ...............................................         667,745          683,250
   50,000   PG&E Corp. .....................................................       1,309,559        1,964,000
   20,000   PNM Resources Inc. .............................................         290,976          499,200
  100,000   Progress Energy Inc. ...........................................       4,383,880        4,287,000
   40,000   Progress Energy Inc., CVO+ .....................................          20,800           12,000
   25,000   Public Service Enterprise
              Group Inc. ...................................................       1,299,329        1,653,000
   35,000   Puget Energy Inc. ..............................................         795,990          751,800
   55,000   SCANA Corp. ....................................................       1,694,645        2,121,900
   30,000   Sierra Pacific Resources+ ......................................         227,798          420,000
  105,000   TECO Energy Inc. ...............................................       1,580,547        1,568,700
   25,000   TXU Corp. ......................................................       1,303,125        1,494,750
  165,000   Unisource Energy Corp. .........................................       4,059,704        5,139,750
   27,500   Unitil Corp. ...................................................         727,736          661,650
   47,000   Vectren Corp. ..................................................       1,162,166        1,280,750
  252,500   Westar Energy Inc. .............................................       4,726,887        5,315,125
   80,000   Wisconsin Energy Corp. .........................................       2,806,837        3,224,000
   52,000   WPS Resources Corp. ............................................       2,658,058        2,579,200
  270,000   Xcel Energy Inc. ...............................................       4,521,685        5,178,600
                                                                                ------------     ------------
                                                                                  97,989,630      116,791,107
                                                                                ------------     ------------
            ENERGY AND UTILITIES:
            ELECTRIC TRANSMISSION AND DISTRIBUTION -- 8.3%
   55,000   CH Energy Group Inc. ...........................................       2,495,940        2,640,000
   57,000   Consolidated Edison Inc. .......................................       2,257,002        2,533,080
  220,000   Duquesne Light
              Holdings Inc. ................................................       3,846,365        3,616,800
   80,000   Energy East Corp. ..............................................       1,767,343        1,914,400
  170,000   Northeast Utilities ............................................       3,354,147        3,513,900
  215,000   NSTAR ..........................................................       4,848,628        6,149,000
   22,500   Pepco Holdings Inc. ............................................         449,918          530,550
   22,000   UIL Holdings Corp. .............................................         966,711        1,238,380
                                                                                ------------     ------------
                                                                                  19,986,054       22,136,110
                                                                                ------------     ------------

                See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2006 (UNAUDITED)

                                                                                                    MARKET
  SHARES                                                                            COST             VALUE
---------                                                                       ------------     ------------
            COMMON STOCKS (CONTINUED)
            ENERGY AND UTILITIES: GLOBAL UTILITIES -- 3.2%
    1,500   Areva ..........................................................    $    613,197     $  1,041,787
    8,000   Chubu Electric Power Co. Inc. ..................................         189,551          216,008
    8,000   Chugoku Electric
              Power Co. Inc. ...............................................         150,761          169,172
    9,600   Electric Power Development
              Co. Ltd. .....................................................         240,854          365,746
   54,000   Endesa SA ......................................................       1,381,000        1,877,979
  200,000   Enel SpA .......................................................       1,531,070        1,724,160
  300,000   Hera SpA .......................................................         433,286          997,659
    8,000   Hokkaido Electric
              Power Co. Inc. ...............................................         156,870          189,794
    8,000   Hokuriku Electric Power Co. ....................................         146,449          185,250
    8,000   Kansai Electric Power Co. Inc. .................................         158,472          178,959
   30,000   Korea Electric Power
              Corp., ADR ...................................................         445,796          568,800
    8,000   Kyushu Electric Power Co. Inc. .................................         167,818          185,949
    1,000   Niko Resources Ltd. ............................................          57,456           56,472
    8,000   Shikoku Electric
              Power Co. Inc. ...............................................         155,987          179,308
   15,000   Tohoku Electric
              Power Co. Inc. ...............................................         284,854          328,993
    8,000   Tokyo Electric Power Co. Inc. ..................................         191,450          220,902
                                                                                ------------     ------------
                                                                                   6,304,871        8,486,938
                                                                                ------------     ------------
            ENERGY AND UTILITIES: MERCHANT ENERGY -- 1.8%
  230,000   AES Corp.+ .....................................................       3,035,423        4,243,500
   20,000   Calpine Corp.+ .................................................          52,600            7,800
   35,000   Dynegy Inc., Cl. A+ ............................................         175,000          191,450
    8,130   Mirant Corp.+ ..................................................          37,373          217,884
                                                                                ------------     ------------
                                                                                   3,300,396        4,660,634
                                                                                ------------     ------------
            ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 5.3%
  180,000   El Paso Corp. ..................................................       1,638,286        2,700,000
   18,000   EnergySouth Inc. ...............................................         426,946          562,140
  100,000   National Fuel Gas Co. ..........................................       2,436,172        3,514,000
  104,000   ONEOK Inc. .....................................................       2,500,709        3,540,160
  117,500   Southern Union Co. .............................................       1,896,520        3,179,550
   12,000   Western Gas Resources Inc. .....................................         716,370          718,200
                                                                                ------------     ------------
                                                                                   9,615,003       14,214,050
                                                                                ------------     ------------
            ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 8.4%
   28,000   AGL Resources Inc. .............................................         692,019        1,067,360
   60,000   Atmos Energy Corp. .............................................       1,481,243        1,674,600
   35,000   Cascade Natural Gas Corp. ......................................         748,033          738,150
   10,000   Chesapeake Utilities Corp. .....................................         224,112          300,800
    3,000   Corning Natural Gas Corp.+ .....................................          43,760           42,000
   29,700   Delta Natural Gas Co. Inc. .....................................         494,549          727,947
  120,000   KeySpan Corp. ..................................................       4,387,149        4,848,000
   90,000   Nicor Inc. .....................................................       3,094,432        3,735,000
   50,000   Peoples Energy Corp. ...........................................       1,981,623        1,795,500

                                                                                                    MARKET
  SHARES                                                                            COST             VALUE
---------                                                                       ------------     ------------
   36,000   Piedmont Natural Gas
              Co. Inc. .....................................................    $    568,829     $    874,800
    6,000   RGC Resources Inc. .............................................         128,344          150,750
  140,000   SEMCO Energy Inc.+ .............................................       1,232,605          778,400
  180,000   Southwest Gas Corp. ............................................       4,469,506        5,641,200
                                                                                ------------     ------------
                                                                                  19,546,204       22,374,507
                                                                                ------------     ------------
            ENERGY AND UTILITIES: OIL -- 0.7%
    4,000   Anadarko Petroleum Corp. .......................................         141,060          190,760
    2,645   Chevron Corp. ..................................................         165,259          164,149
   20,000   Exxon Mobil Corp. ..............................................       1,168,383        1,227,000
    4,000   Royal Dutch Shell plc,
              Cl. A, ADR ...................................................         237,320          267,920
                                                                                ------------     ------------
                                                                                   1,712,022        1,849,829
                                                                                ------------     ------------
            ENERGY AND UTILITIES: SERVICES -- 0.3%
   70,000   ABB Ltd., ADR ..................................................         764,610          907,200
                                                                                ------------     ------------
            ENERGY AND UTILITIES: WATER -- 3.0%
   14,000   American States Water Co. ......................................         312,701          499,100
   21,333   Aqua America Inc. ..............................................         209,100          486,179
   16,500   Artesian Resources Corp.,
              Cl. A ........................................................         257,250          476,190
   20,500   BIW Ltd. .......................................................         385,069          371,050
   20,520   California Water Service Group .................................         566,928          733,385
    7,500   Connecticut Water Service Inc. .................................         146,455          175,650
   51,333   Middlesex Water Co. ............................................         801,882          971,220
   24,088   Pennichuck Corp. ...............................................         471,750          492,359
  120,200   SJW Corp. ......................................................       1,948,166        3,059,090
    8,101   Southwest Water Co. ............................................          52,047           96,969
   12,000   Suez SA ........................................................         387,529          492,690
   12,000   Suez SA, Strips+ ...............................................               0              153
    6,000   York Water Co. .................................................         108,269          143,340
                                                                                ------------     ------------
                                                                                   5,647,146        7,997,375
                                                                                ------------     ------------
            ENTERTAINMENT -- 0.9%
   60,000   Time Warner Inc. ...............................................       1,043,038        1,038,000
   40,000   Vivendi SA, ADR ................................................       1,250,682        1,396,400
                                                                                ------------     ------------
                                                                                   2,293,720        2,434,400
                                                                                ------------     ------------
            EQUIPMENT AND SUPPLIES -- 0.1%
   50,000   Capstone Turbine Corp.+ ........................................          83,080          114,000
    7,000   Mueller Industries Inc. ........................................         308,308          231,210
                                                                                ------------     ------------
                                                                                     391,388          345,210
                                                                                ------------     ------------
            METALS AND MINING -- 0.2%
   20,000   Compania de Minas
              Buenaventura SA, ADR .........................................         444,517          545,600
                                                                                ------------     ------------
            REAL ESTATE -- 0.1%
    4,050   Brookfield Asset
              Management Inc., Cl. A .......................................          65,353          164,511
                                                                                ------------     ------------

                See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2006 (UNAUDITED)

                                                                                                    MARKET
   SHARES                                                                           COST             VALUE
-----------                                                                     ------------     ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 5.2%
     77,942   AT&T Inc. ....................................................    $  1,902,440     $  2,173,802
     60,000   BCE Inc. .....................................................       1,302,420        1,419,000
     35,000   BellSouth Corp. ..............................................         970,977        1,267,000
     30,000   BT Group plc, ADR ............................................       1,026,589        1,328,700
    175,000   Cincinnati Bell Inc.+ ........................................         814,934          717,500
     10,200   Commonwealth Telephone
                Enterprises Inc. ...........................................         394,296          338,232
     20,000   D&E Communications Inc. ......................................         190,498          216,800
     20,000   Deutsche Telekom AG, ADR .....................................         367,940          320,800
    725,000   Eircom Group plc .............................................       2,025,877        2,021,539
      2,000   France Telecom SA, ADR .......................................          22,799           43,720
        200   Hutchison Telecommunications
                International Ltd.+ ........................................             163              322
        500   Mobistar SA ..................................................          44,141           39,683
        200   PT Indosat Tbk+ ..............................................             128               92
      1,200   Tele2 AB, Cl. B ..............................................          14,604           12,131
      3,000   Telecom Italia SpA, ADR ......................................          99,726           83,760
     40,000   Touch America Holdings Inc.+ .................................          38,488               64
    115,000   Verizon Communications Inc. ..................................       4,492,272        3,851,350
                                                                                ------------     ------------
                                                                                  13,708,292       13,834,495
                                                                                ------------     ------------
              TRANSPORTATION -- 0.4%
     25,000   GATX Corp. ...................................................         760,114        1,062,500
                                                                                ------------     ------------
              WIRELESS COMMUNICATIONS -- 0.9%
        600   America Movil SA de CV,
                Cl. L, ADR .................................................           9,424           19,956
      2,000   China Mobile Ltd., ADR .......................................          33,988           57,220
      2,000   China Unicom Ltd., ADR .......................................          16,278           17,820
        200   Cosmote Mobile
                Telecommunications SA ......................................           3,702            4,502
      4,000   Mobile TeleSystems, ADR ......................................         137,612          117,760
        190   MobileOne Ltd. ...............................................             218              249
      2,000   QUALCOMM Inc. ................................................          78,579           80,140
        600   SK Telecom Co. Ltd., ADR .....................................          12,374           14,052
        200   SmarTone
                Telecommunications
                Holdings Ltd. ..............................................             207              198
      1,000   Telefonica Moviles SA, ADR ...................................          11,144           13,980
     28,000   United States Cellular Corp.+ ................................       1,294,140        1,696,800
      6,000   Vimpel-Communications,
              ADR+ .........................................................         196,099          274,920
        200   Virgin Mobile Holdings plc ...................................             868            1,372
                                                                                ------------     ------------
                                                                                   1,794,633        2,298,969
                                                                                ------------     ------------
              TOTAL COMMON
                STOCKS .....................................................     199,195,873      236,548,613
                                                                                ------------     ------------

                                                                                                    MARKET
   SHARES                                                                           COST             VALUE
-----------                                                                     ------------     ------------
              CONVERTIBLE PREFERRED STOCKS -- 1.6%
              ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 1.0%
      2,000   El Paso Corp.,
                4.990% Cv. Pfd. (a) ........................................    $  1,945,987     $  2,591,948
                                                                                ------------     ------------
              TELECOMMUNICATIONS -- 0.6%
     31,033   Citizens Communications Co.,
                5.000% Cv. Pfd. ............................................       1,542,645        1,706,815
                                                                                ------------     ------------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ...........................................       3,488,632        4,298,763
                                                                                ------------     ------------
              WARRANTS -- 0.1%
              ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.1%
     26,107   Mirant Corp., Ser. A,
                expire 01/03/11+ ...........................................          51,616          263,680
                                                                                ------------     ------------
 PRINCIPAL
   AMOUNT
-----------
              REPURCHASE AGREEMENT -- 9.2%
$24,517,000   Barclays Capital Inc., 4.400%,
                dated 06/30/06, due 07/03/06,
                proceeds at maturity,
                $24,525,990 (b) ............................................      24,517,000       24,517,000
                                                                                ------------     ------------

TOTAL INVESTMENTS -- 100.0% ................................................    $227,253,121      265,628,056
                                                                                ============

OTHER ASSETS AND LIABILITIES (NET) .........................................................        1,598,456

PREFERRED STOCK
  (1,185,200 preferred shares outstanding) .................................................      (54,605,000)
                                                                                                 ------------
NET ASSETS COMMON SHARES
  (29,491,413 common shares outstanding) ...................................................     $212,621,512
                                                                                                 ============
NET ASSET VALUE PER COMMON SHARE
  ($212,621,512 / 29,491,413 shares outstanding) ...........................................            $7.21
                                                                                                        =====

----------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the Rule 144A security is considered liquid and the market value amounted to $2,591,948 or 0.98% of total investments.

(b) Collateralized by U.S. Treasury Bond, 10.38%, due 11/15/12, market value $25,007,340.

+     Non-income producing security.

ADR   American Depository Receipt

CVO   Contingent Value Obligation

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITY TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2006 (UNAUDITED)

ASSETS:
  Investments, at value (cost $202,736,121) .................      $241,111,056
  Repurchase agreements, at value
    (cost $24,517,000) ......................................        24,517,000
  Cash ......................................................               396
  Receivable for investments sold ...........................           605,213
  Dividends and interest receivable .........................           558,376
  Unrealized appreciation on swap contracts .................         1,388,267
  Other assets ..............................................             5,530
                                                                   ------------
  TOTAL ASSETS ..............................................       268,185,838
                                                                   ------------

LIABILITIES:
  Payable for investment advisory fees ......................           442,443
  Payable for shareholder communications expenses ...........           143,734
  Payable for offering expenses .............................            77,991
  Payable for payroll expenses ..............................            40,862
  Dividends payable .........................................            33,983
  Other accrued expenses and liabilities ....................           220,313
                                                                   ------------
  TOTAL LIABILITIES .........................................           959,326
                                                                   ------------
PREFERRED STOCK:
  Series A Cumulative Preferred Stock (5.625%,
    $25 liquidation value, $0.001 par value,
    1,200,000 shares authorized with 1,184,200
    shares issued and outstanding) ..........................        29,605,000
  Series B Cumulative Preferred Stock (Auction
    Rate, $25,000 liquidation value, $0.001 par
    value, 1,000 shares authorized with 1,000
    shares issued and outstanding) ..........................        25,000,000
                                                                   ------------
  TOTAL PREFERRED STOCK .....................................        54,605,000
                                                                   ------------
  NET ASSETS ATTRIBUTABLE TO
    COMMON SHAREHOLDERS .....................................      $212,621,512
                                                                   ============

NET ASSETS ATTRIBUTABLE TO COMMON
  SHAREHOLDERS CONSIST OF:
  Shares of beneficial interest, at $0.001 par value ........      $     29,491
  Additional paid-in capital ................................       174,002,303
  Accumulated distributions in excess of net
    realized gain on investments, swap contracts,
    and foreign currency transactions .......................        (1,179,604)
  Net unrealized appreciation on investments and
    swap contracts ..........................................        39,763,202
  Net unrealized appreciation on foreign
    currency translations ...................................             6,120
                                                                   ------------
  NET ASSETS ................................................      $212,621,512
                                                                   ============

  NET ASSET VALUE PER COMMON SHARE:
    ($212,621,512 / 29,491,413 shares outstanding;
    unlimited number of shares authorized) ..................             $7.21
                                                                          =====

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $44,058) ...............      $  3,685,454
  Interest ..................................................           520,941
                                                                   ------------
  TOTAL INVESTMENT INCOME ...................................         4,206,395
                                                                   ------------
EXPENSES:
  Investment advisory fees ..................................         1,311,744
  Shareholder communications expenses .......................           185,696
  Shareholder services fees .................................            96,326
  Payroll expenses ..........................................            76,874
  Trustees' fees ............................................            36,945
  Auction agent expenses ....................................            31,720
  Legal and audit fees ......................................            28,802
  Custodian fees ............................................            21,189
  Miscellaneous expenses ....................................            85,525
                                                                   ------------
  TOTAL EXPENSES ............................................         1,874,821
                                                                   ------------
  Less: Custodian fee credits ...............................            (3,331)
                                                                   ------------
  NET EXPENSES ..............................................         1,871,490
                                                                   ------------
  NET INVESTMENT INCOME .....................................         2,334,905
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SWAP CONTRACTS, AND FOREIGN CURRENCY:
  Net realized gain on investments ..........................         1,192,400
  Net realized loss on foreign currency transactions ........           (64,860)
  Net realized gain on swap contracts .......................            78,341
                                                                   ------------
  Net realized gain on investments, swap contracts,
    and foreign currency transactions .......................         1,205,881
  Net change in unrealized appreciation/depreciation
    on investments, swap contracts, and foreign
    currency translations ...................................        14,762,090
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, SWAP CONTRACTS, AND
    FOREIGN CURRENCY ........................................        15,967,971
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................        18,302,876
  Total Distributions to Preferred Stock Shareholders .......        (1,402,658)
                                                                   ------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON
    SHAREHOLDERS RESULTING FROM OPERATIONS ..................      $ 16,900,218
                                                                   ============

                See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
     STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

                                                                                            SIX MONTHS ENDED
                                                                                              JUNE 30, 2006          YEAR ENDED
                                                                                               (UNAUDITED)       DECEMBER 31, 2005
                                                                                            ----------------     -----------------
OPERATIONS:
  Net investment income ................................................................      $   2,334,905        $   5,093,767
  Net realized gain on investments, swap contracts, and foreign currency transactions ..          1,205,881           18,709,379
  Net change in unrealized appreciation/depreciation on investments, swap contracts,
    and foreign currency translations ..................................................         14,762,090           (5,614,421)
                                                                                              -------------        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................         18,302,876           18,188,725
                                                                                              -------------        -------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
  Net investment income ................................................................           (965,335)*           (497,129)
  Net realized short-term gains on investments and foreign currency transactions .......           (158,832)*            (80,812)
  Net realized long-term gains on investments and foreign currency transactions ........           (278,491)*         (1,912,493)
                                                                                              -------------        -------------
  TOTAL DISTRIBUTIONS TO PREFERRED SHAREHOLDERS ........................................         (1,402,658)          (2,490,434)
                                                                                              -------------        -------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
    RESULTING FROM OPERATIONS ..........................................................         16,900,218           15,698,291
                                                                                              -------------        -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
  Net investment income ................................................................         (1,696,495)*         (4,186,454)
  Net realized short-term gains on investments and foreign currency transactions .......           (279,135)*           (680,540)
  Net realized long-term gains on investments and foreign currency transactions ........           (489,423)*        (16,105,611)
  Return of capital ....................................................................         (8,112,166)*                 --
                                                                                              -------------        -------------
  TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS ...........................................        (10,577,219)         (20,972,605)
                                                                                              -------------        -------------
FUND SHARE TRANSACTIONS:
  Net increase in net assets from common shares issued upon reinvestment of
    dividends and distributions and rights offering ....................................          1,600,486            3,037,284
  Offering costs for preferred shares charged to paid-in capital .......................                 --               19,950
  Offering costs for issuance of rights charged to paid-in capital .....................                 --              (43,187)
                                                                                              -------------        -------------
  NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..............................          1,600,486            3,014,047
                                                                                              -------------        -------------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS ............          7,923,485           (2,260,267)
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
  Beginning of period ..................................................................        204,698,027          206,958,294
                                                                                              -------------        -------------
  End of period (including undistributed net investment income of
    $0 and $326,925, respectively) .....................................................      $ 212,621,512        $ 204,698,027
                                                                                              =============        =============

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Utility Trust (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 25, 1999 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund had no operations prior to July 9, 1999, other than the sale of 10,000 shares of beneficial interest for $100,000 to The Gabelli Equity Trust Inc. (the "Equity Trust") at $10.00 per share. On July 9, 1999, the Fund had a 4 for 3 stock split increasing the balance of Fund shares held by the Equity Trust to 13,333. On July 9, 1999, the Equity Trust contributed $79,487,260 in cash and securities in exchange for shares of the Fund, and on the same date distributed such shares to Equity Trust shareholders of record on July 1, 1999 at the rate of one share of the Fund for every ten shares of the Equity Trust. Investment operations commenced on July 9, 1999.

      The Fund's primary objective is long-term growth of capital and income. The Fund will invest 80% of its assets, under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services, or equipment for (i) the generation or distribution of electricity, gas, and water and (ii) telecommunications services or infrastructure operations (the "80% Policy"). The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least 60 days prior to the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

      Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

      REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, the Fund had an investment of $24,517,000 in a repurchase agreement.

      SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on the Series B Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments for the Series B Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments on the Series B Preferred Stock.

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. Changes in the value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, are reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

      The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2006 are as follows:

          NOTIONAL                          FLOATING RATE*          TERMINATION          UNREALIZED
           AMOUNT        FIXED RATE      (RATE RESET MONTHLY)           DATE            APPRECIATION
          --------       ----------      --------------------       -----------         ------------
        $25,000,000         4.00%             5.11063%              June 2, 2010          $1,388,267

----------
* Based on Libor (London Interbank Offered Rate).

      FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

      There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2006, there were no open futures contracts.

      FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2006, there were no open forward foreign exchange contracts.

      FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates

                            THE GABELLI UTILITY TRUST
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

      FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

      FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gains or losses on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

      CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

      DISTRIBUTIONS TO SHAREHOLDERS. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2005, reclassifications were made to decrease net investment income by $54,526, and to decrease accumulated distributions in excess of net realized gain on investments, swap contracts, and foreign currency transactions by $54,526.

      Distributions to shareholders of the Fund's 5.625% Series A Cumulative Preferred Stock and Series B Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are recorded on a daily basis and are determined as described in Note 5.

                                 THE GABELLI UTILITY TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

                                                                        COMMON       PREFERRED
                                                                      -----------   ----------
            DISTRIBUTIONS PAID FROM:
            Ordinary income
               (inclusive of short-term capital gains) ...........    $ 4,866,994   $  577,941
            Net long-term capital gains ..........................     16,105,611    1,912,493
                                                                      -----------   ----------
            Total distributions paid .............................    $20,972,605   $2,490,434
                                                                      ===========   ==========

      PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

      As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

            Net unrealized appreciation on investments ..................    $23,083,225
            Net unrealized appreciation of foreign currency
              and swap contracts ........................................        738,487
            Dividends payable ...........................................        (35,296)
            Undistributed ordinary income ...............................        368,137
                                                                             -----------
            Total accumulated earnings ..................................    $24,154,553
                                                                             ===========

      The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2006:

                                                                    GROSS          GROSS       NET UNREALIZED
                                                                 UNREALIZED     UNREALIZED      APPRECIATION/
                                                    COST        APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                                    ----        ------------   ------------    --------------
            Investments ....................    $228,432,725    $ 42,640,268   $ (5,444,937)    $ 37,195,331
            Swap contracts .................              --       1,388,267             --        1,388,267
                                                ------------    ------------   ------------     ------------
                                                $228,432,725    $ 44,028,535   $ (5,444,937)    $ 38,583,598
                                                ============    ============   ============     ============

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of its average weekly net assets including the liquidation value of the preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value ("NAV") of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of the Cumulative Preferred Stock for the fiscal year.

      The Fund's total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2006, the Fund's total return on the NAV of the common shares exceeded the stated dividend rate or corresponding swap rate of all outstanding Preferred Stock. Thus, management fees were accrued on these assets.

                           THE GABELLI UTILITY TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      During the six months ended June 30, 2006, the Fund paid brokerage commissions of $15,135 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

      The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

      The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $2,978 for the six months ended June 30, 2006, which is included in payroll expenses in the Statement of Operations.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $25,983,309 and $13,452,733, respectively.

5. CAPITAL. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2006, the Fund did not repurchase any shares of beneficial interest in the open market.

      Transactions in shares of beneficial interest were as follows:

                                                                         SIX MONTHS ENDED
                                                                           JUNE 30, 2006                YEAR ENDED
                                                                            (UNAUDITED)              DECEMBER 31, 2005
                                                                       ---------------------       ---------------------
                                                                        Shares      Amount          Shares       Amount
                                                                       -------    ----------       -------    ----------
            Net increase from shares issued upon reinvestment
                of dividends and distributions .................       183,611    $1,600,486       331,099    $3,037,284

      The Fund is authorized to issue up to 2,005,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 5.625% Series A and Series B Auction Rate Cumulative Preferred Stock at a redemption price of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund's ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund's assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

      On July 31, 2003, the Fund received net proceeds of $28,877,500 (after underwriting discounts of $945,000 and offering expenses of $159,974) from the public offering of 1,200,000 shares of 5.625% Series A Cumulative Preferred Stock. Commencing July 31, 2008 and thereafter, the Fund, at its option, may redeem the 5.625% Series A Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2006, the Fund did not repurchase any shares of 5.625% Series A Cumulative Preferred Stock. All repurchased shares of 5.625% Series A Cumulative Preferred Stock have been retired. At June 30, 2006, 1,184,200 shares of 5.625% Series A Cumulative Preferred Stock were outstanding and accrued dividends amounted to $23,129.

                           THE GABELLI UTILITY TRUST
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

      On July 31, 2003, the Fund received net proceeds of $24,572,500 (after underwriting discounts of $250,000 and offering expenses of $159,974) from the public offering of 1,000 shares of Series B Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. The dividend rates of Series B Auction Rate Cumulative Preferred Stock ranged from 4.00% to 5.21% for the six months ended June 30, 2006. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Series B
Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Fund, at its option, may redeem the Series B Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2006, the Fund did not redeem any shares of Series B Auction Rate Cumulative Preferred Stock. At June 30, 2006, 1,000 shares of Series B Auction Rate Cumulative Preferred Stock were outstanding with an annualized dividend rate of 5.21% per share and accrued dividends amounted to $10,854.

      The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund's outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities are required to approve certain other actions, including changes in the Fund's investment objectives or fundamental investment policies.

6. INDUSTRY CONCENTRATION. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

                            THE GABELLI UTILITY TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL                 SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:             JUNE 30, 2006   ---------------------------------------------------------
                                                          (UNAUDITED)     2005          2004         2003        2002        2001
                                                          -----------    ------        ------        ------      ------     ------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .................    $ 6.98      $ 7.14        $ 6.83        $ 6.27      $ 7.32     $ 8.21
                                                             ------      ------        ------        ------      ------     ------
   Net investment income ................................      0.08        0.18          0.16          0.10        0.11       0.12
   Net realized and unrealized gain (loss) on investments      0.55        0.45          0.99          1.17       (0.62)     (0.32)
                                                             ------      ------        ------        ------      ------     ------
   Total from investment operations .....................      0.63        0.63          1.15          1.27       (0.51)     (0.20)
                                                             ------      ------        ------        ------      ------     ------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS: (a)
   Net investment income ................................     (0.03)*     (0.02)        (0.06)        (0.01)         --         --
   Net realized gain on investments .....................     (0.02)*     (0.07)        (0.03)        (0.04)         --         --
                                                             ------      ------        ------        ------      ------     ------
   Total distributions to preferred shareholders ........     (0.05)      (0.09)        (0.09)        (0.05)         --         --
                                                             ------      ------        ------        ------      ------     ------
NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO
   COMMON SHAREHOLDERS RESULTING FROM OPERATIONS ........      0.58        0.54          1.06          1.22       (0.51)     (0.20)
                                                             ------      ------        ------        ------      ------     ------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ................................     (0.06)*     (0.14)        (0.10)        (0.09)      (0.11)     (0.21)
   Net realized gain on investments .....................     (0.02)*     (0.58)        (0.05)        (0.22)      (0.36)     (0.49)
   Paid-in capital ......................................     (0.28)*        --         (0.57)        (0.41)      (0.25)        --
                                                             ------      ------        ------        ------      ------     ------
   Total distributions to common shareholders ...........     (0.36)      (0.72)        (0.72)        (0.72)      (0.72)     (0.70)
                                                             ------      ------        ------        ------      ------     ------
FUND SHARE TRANSACTIONS:
   Increase in net asset value from common
     share transactions .................................      0.01        0.02          0.03          0.03        0.03       0.01
   Increase (decrease) in net asset value from shares
     issued in rights offering ..........................        --          --         (0.06)         0.12        0.15         --
   Increase in net asset value from repurchase of
     preferred shares ...................................        --          --          0.00(f)         --          --         --
   Offering costs for preferred shares charged to
     paid-in capital ....................................        --        0.00(f)       0.00(f)      (0.09)         --         --
   Offering costs for issuance of rights charged to
     paid-in capital ....................................        --       (0.00)(f)     (0.00)(f)        --          --         --
                                                             ------      ------        ------        ------      ------     ------
   Total fund share transactions ........................      0.01        0.02         (0.03)         0.06        0.18       0.01
                                                             ------      ------        ------        ------      ------     ------
   NET ASSET VALUE ATTRIBUTABLE TO COMMON
     SHAREHOLDERS, END OF PERIOD ........................    $ 7.21      $ 6.98        $ 7.14        $ 6.83      $ 6.27     $ 7.32
                                                             ======      ======        ======        ======      ======     ======
   Net asset value total return + .......................      8.67%       5.71%        13.43%        18.60%      (6.79)%    (3.15)%
                                                             ======      ======        ======        ======      ======     ======
   Market value, end of period ..........................    $ 8.76      $ 9.27        $ 9.30        $ 9.60      $ 8.72     $ 9.33
                                                             ======      ======        ======        ======      ======     ======
   Total investment return ++ ...........................     (1.41)%      7.79%         5.11%        19.86%       1.70%     15.82%
                                                             ======      ======        ======        ======      ======     ======

                 See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL                     SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:                 JUNE 30, 2006     ----------------------------------------------------
                                                              (UNAUDITED)        2005        2004       2003        2002      2001
                                                              -----------      --------    --------   --------    -------   -------
RATIOS AND SUPPLEMENTAL DATA:
   Net assets including liquidation value of preferred
      shares, end of period (in 000's) .....................    $267,227       $259,303    $261,563   $211,507    $95,111   $82,197
   Net assets attributable to common shares,
      end of period (in 000's) .............................    $212,622       $204,698    $206,958   $156,507    $95,111   $82,197
   Ratio of net investment income to average net assets
      attributable to common shares ........................        2.24%(e)       2.42%       2.32%      1.52%      1.65%     1.57%
   Ratio of operating expenses to average net assets
      attributable to common shares net of fee reduction (b)        1.80%(e)       1.85%       2.04%      2.04%      1.93%     2.00%
   Ratio of operating expenses to average net assets
      including liquidation value of preferred shares net
      of fee reduction (b) .................................        1.43%(e)       1.47%       1.52%      1.68%        --        --
   Portfolio turnover rate .................................           6%            19%         18%        28%        29%       41%
PREFERRED STOCK:
   5.625% CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) .............    $ 29,605       $ 29,605    $ 29,605   $ 30,000         --        --
   Total shares outstanding (in 000's) .....................       1,184          1,184       1,184      1,200         --        --
   Liquidation preference per share ........................    $  25.00       $  25.00    $  25.00   $  25.00         --        --
   Average market value (c) ................................    $  23.77       $  25.02    $  24.68   $  25.12         --        --
   Asset coverage per share ................................    $ 122.35       $ 118.72    $ 119.75   $  96.14         --        --
   AUCTION RATE CUMULATIVE PREFERRED STOCK
   Liquidation value, end of period (in 000's) .............    $ 25,000       $ 25,000    $ 25,000   $ 25,000         --        --
   Total shares outstanding (in 000's) .....................           1              1           1          1         --        --
   Liquidation preference per share ........................    $ 25,000       $ 25,000    $ 25,000   $ 25,000         --        --
   Average market value (c) ................................    $ 25,000       $ 25,000    $ 25,000   $ 25,000         --        --
   Asset coverage per share ................................    $122,345       $118,718    $119,752   $ 96,140
   ASSET COVERAGE (d) ......................................         489%           475%        479%       385%        --        --

+ Based on net asset value per share, adjusted for reinvestment of distributions at prices dependent upon the relationship of the net asset value per share and the market value per share on the ex-dividend dates, including the effect of shares issued pursuant to 2004, 2003, and 2002 rights offerings, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

++    Based  on  market   value  per  share,   adjusted  for   reinvestment   of
      distributions,  including  the effect of shares  issued  pursuant to 2004,
      2003, and 2002 rights offerings, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.

* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

(a) Calculated based upon average common shares outstanding on the record dates throughout the period.

(b) For the six months ended June 30, 2006 and the fiscal years ended December 31, 2001 through 2005, the effect of the custodian fee credits was minimal.

(c)   Based on weekly prices.

(d)   Asset  coverage is calculated by combining all series of preferred  stock.

(e)   Annualized.

(f)   Amount represents less than $0.005 per share.

                See accompanying notes to financial statements.

                            THE GABELLI UTILITY TRUST
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At its meeting on February 15, 2006, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "independent board members"). The following paragraphs summarize the material information and factors considered by the independent board members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent board members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent board members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent board members reviewed the short, medium, and long-term performance of the Fund against a peer group of equity closed-end funds between $20 million and $2,000 million chosen by Lipper as being comparable. The independent board members noted that the Fund's performance was in the second quartile of the funds in its category for the prior one and five year periods but was in the third quartile of the funds in its category for the three year period.

PROFITABILITY. The independent board members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge.

ECONOMIES OF SCALE. The independent board members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent board members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale.

SHARING OF ECONOMIES OF SCALE. The independent board members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

SERVICE AND COST COMPARISONS. The independent board members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent board members noted that the Fund's expense ratios were above and the Fund's size was below average within this group. The independent board members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The independent board members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee for other types of accounts managed by affiliates of the Adviser.

CONCLUSIONS. The independent board members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that the performance record was satisfactory. The independent board members concluded that the profitability to the Adviser of managing the Fund was reasonable and that, in part due to the structure of the Fund as a closed-end fund, economies of scale were not a significant factor in their thinking. The independent board members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent board members determined to recommend continuation of the investment advisory agreement to the full Board.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

      It is the policy of The Gabelli Utility Trust (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. ("Computershare") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                           The Gabelli Utility Trust
                               c/o Computershare
                                 P.O. Box 43010
                            Providence, RI 02940-3010

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact Computershare at (800) 336-6983.

      If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the NYSE or elsewhere, for the participants' accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

      The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

      Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.

      SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT COMPUTERSHARE must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

      For  more  information   regarding  the  Dividend  Reinvestment  Plan  and
Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

      The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days' written notice to participants in the Plan.

                             TRUSTEES AND OFFICERS
                           THE GABELLI UTILITY TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Mario J. Gabelli, CFA
  CHAIRMAN & CHIEF EXECUTIVE OFFICER,
  GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
  PRESIDENT, JOHN DEWEY ACADEMY

Anthony J. Colavita
  ATTORNEY-AT-LAW,
  ANTHONY J. COLAVITA, P.C.

James P. Conn
  FORMER CHIEF INVESTMENT OFFICER,
  FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Vincent D. Enright
  FORMER SENIOR VICE PRESIDENT & CHIEF FINANCIAL OFFICER,
  KEYSPAN ENERGY CORP.

Frank J. Fahrenkopf, Jr.
  PRESIDENT & CHIEF EXECUTIVE OFFICER, AMERICAN GAMING
  ASSOCIATION

John D. Gabelli
  SENIOR VICE PRESIDENT, GABELLI & COMPANY, INC.

Robert J. Morrissey
  ATTORNEY-AT-LAW,
  MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
  CERTIFIED PUBLIC ACCOUNTANT,
  PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
  CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.

OFFICERS

Bruce N. Alpert
  PRESIDENT

Peter D. Goldstein
  CHIEF COMPLIANCE OFFICER

James E. McKee
  SECRETARY

Agnes Mullady
  TREASURER

David I. Schachter
  VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

Mellon Trust of New England, N.A.

COUNSEL

Skadden, Arps, Slate, Meagher & Flom, LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                                     5.625%
                                    COMMON         PREFERRED
                                    ------         ---------
NYSE-Symbol:                         GUT            GUT PrA
Shares Outstanding:               29,491,413       1,184,200

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds.

The Net Asset Value may be obtained each day by calling (914) 921-5070.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series A Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI UTILITY TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                       SEMI-ANNUAL REPORT
                                                       JUNE 30, 2006

                                                                     GUT SA 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 29,336,096
01/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
01/31/06
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 29,363,873
02/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
02/28/06
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 29,393,799
03/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
03/31/06
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 29,425,926
04/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
04/30/06
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 29,459,522
05/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
05/31/06
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 29,491,413
06/01/06
through      Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A   Preferred Series A - 1,184,200
06/30/06
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred Series A - N/A  Preferred Series A - N/A   Preferred Series A - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 10% or more from the net asset value of the shares.
         Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Gabelli Utility Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.